OUTLOOK FUNDS TRUST
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

February 3, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Outlook Funds Trust (the “Registrant”)
File No.: 333-192063/811-22909
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the 3D Printing and Technology Fund, dated January 28, 2014, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on January 24, 2014 (accession number 0001435109-14-000095).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or david.faherty@atlanticfundservices.com.

Sincerely,

/s/David Faherty
David Faherty
Secretary to the Registrant